Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of deferred tax asset
	As of December 31,
	2021	2020
Deferred tax assets:
Accrued liabilities and other	$8,663	$—
Net operating loss carryforward	228,347	304
Total deferred tax assets	237,010	304
Valuation allowance	(237,010)	(304)
Net deferred tax asset	$—	$—

Schedule of the income tax provision
	Year Ended December 31, 2021	For the period from June 19, 2020 (Inception) through December 31, 2020
Current:
Federal	$228,347	$304
Deferred:
Federal	8,663	—
Total benefit	237,010	304
Valuation allowance	(237,010)	(304)
Total provision for income taxes	$—	$—

Schedule of reconciliation of the Company’s effective income tax rate
	Year Ended December 31, 2021	from June 19, 2020 (Inception) through December 31, 2020
Benefit for income taxes at federal statutory rate	21.0%	21.0%
Offering costs associated with warrants recorded as a liability	(0.4%)	—
Transaction costs not tax deductible	(7.0%)	—
Change in fair value of warrants	(10.2%)
Valuation allowance	(3.4%)	(21.0%)
Effective income tax rate	0.0%	0.0%

FaZe Clan Inc. [Member]
Income Taxes (Tables) [Line Items]
Schedule of deferred tax asset
	(in thousands) Years Ended December 31,

	2021	2020
Deferred income tax assets:
Accrual to cash	$—	$3,971
Accrued bonus	3,156	189
Stock-based compensation	1,068	748
Deferred rent	2	22
Deferred revenue	2,211	311
Bad debt expense	121	100
Contributions	19	18
Depreciation	85	34
163(j) interest limitation	1,148	—
Warrants	47	—
Net operating losses	20,840	14,291
Total deferred income tax assets	28,697	19,684

Less: valuation allowance	(28,697)	(18,570)

Deferred income tax liabilities:
Amortization	—	(30)
Depreciation	—	—
Accrual to cash	—	(1,084)
Total deferred income tax liabilities	—	(1,114)
Total deferred tax assets, net	$—	$—

Schedule of reconciliation of the Company’s effective income tax rate
	(in thousands) Years Ended December 31,

	2021		2020
U.S. federal statutory income tax rate	$(7,742)	21.0%	$(6,043)	21.0%
State taxes, net of federal benefit	(2,542)	6.9%	(2,001)	7.0%
Non-deductible interest expense	—	0.0%	—	0.0%
Other non-deductible items	156	-0.4%	35	-0.1%
Valuation allowance	10,128	-27.5%	8,009	-27.9%
Income tax expense	$—	0.0%	$—	0.0%